Cash Flows (Notes)	6 Months Ended
Jun. 30, 2016
Supplemental Cash Flow Elements [Abstract]
Cash Flows
16. Cash Flows
Restricted Cash
Restricted cash reported in our Condensed Consolidated Balance Sheets at June 30, 2016 and December 31, 2015, relates to net proceeds from the sale of Western's TexNew Mex Pipeline System to WNRL. This cash is restricted through October 30, 2016, and must be used to reinvest in assets used in our business or as an offer of prepayment to lenders under the Western 2020 Term Loan Credit Facility.
Supplemental Cash Flow Information
Supplemental disclosures of cash flow information were as follows:

	Six Months Ended
	June 30,
	2016	2015
	(In thousands)
Income taxes paid	$30,678	$146,480
Interest paid, excluding amounts capitalized	53,871	40,792

Non-cash investing and financing activities were as follows:
Assets acquired through capital lease obligations	$4,644	$24,578
Accrued capital expenditures	39,371	26,381
Reduction of long-term debt proceeds from original issuance discount	10,250	—
Distributions accrued on unvested equity awards	—	1,241
Accrued transaction costs for NTI merger	831	—
Transfer of capital spares from fixed assets to other assets	699	—
PP&E derecognized from sale leaseback continuing involvement release	—	1,773
Transfer of capital spares from fixed asset to inventory	—	1,365
Transfer of capital spares from other assets to fixed assets	161	—